UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Small Cap Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—98.1%
Information Technology—24.9%
Communications Equipment—3.6%
Dycom Industries, Inc. (a)	164,400	$2,364,072
Foundry Networks, Inc. (a)	227,100	2,890,983
Infinera Corp. (a)	279,600	3,539,736
Netgear, Inc. (a)	153,270	2,484,507

		11,279,298

Computers & Peripherals—0.5%
3PAR, Inc. (a)	191,300	1,538,052

Internet Software & Services—5.9%
comScore, Inc. (a)	149,100	2,813,517
Constant Contact, Inc. (a)	126,800	2,263,380
DealerTrack Holdings, Inc. (a)	157,810	3,036,264
Omniture, Inc. (a)	34,800	794,136
VistaPrint Ltd. (a)	155,700	5,298,471
Websense, Inc. (a)	210,700	4,098,115

		18,303,883

IT Services—0.8%
Cybersource Corp. (a)	144,200	2,617,230

Semiconductors & Semiconductor Equipment—7.4%
Hittite Microwave Corp. (a)	100,820	4,002,554
Integrated Device Technology, Inc. (a)	299,944	3,206,401
Intellon Corp. (a)	273,500	1,504,250
MKS Instruments, Inc. (a)	144,600	3,304,110
Monolithic Power Systems, Inc. (a)	44,300	1,014,470
ON Semiconductor Corp. (a)	210,659	1,573,623
PMC—Sierra, Inc. (a)	258,700	2,010,099
Silicon Laboratories, Inc. (a)	48,900	1,651,353
Silicon Motion Technology Corp. (ADR) (a)	67,300	1,173,039
Verigy Ltd. (a)	166,900	3,566,653

		23,006,552

Software—6.7%
Blackbaud, Inc.	135,600	3,185,244
Commvault Systems, Inc. (a)	270,600	3,328,380
Informatica Corp. (a)	144,840	2,311,647
MICROS Systems, Inc. (a)	87,620	3,123,653
Synchronoss Technologies, Inc. (a)	111,990	2,337,231
Taleo Corp.-Class A (a)	78,700	1,534,650
THQ, Inc. (a)	167,750	3,569,720
Ultimate Software Group, Inc. (a)	50,700	1,662,453

		21,052,978

		77,797,993

Consumer Discretionary—20.5%
Distributors—1.5%
LKQ Corp. (a)	212,060	4,614,425

Diversified Consumer Services—5.2%
American Public Education, Inc. (a)	94,100	3,030,961
Bright Horizons Family Solutions, Inc. (a)	102,020	4,836,768
K12, Inc. (a)	127,700	3,253,796
Strayer Education, Inc.	27,500	5,106,475

		16,228,000

Hotels, Restaurants & Leisure—5.9%
Great Wolf Resorts, Inc. (a)	315,400	1,927,094
Home Inns & Hotels Management, Inc. (ADR) (a)	25,900	580,419
Life Time Fitness, Inc. (a)	31,600	1,148,660
Orient-Express Hotels Ltd.-Class A	68,780	3,201,709
Red Robin Gourmet Burgers, Inc. (a)	104,220	4,281,358
Sonic Corp. (a)	171,100	3,762,489
Texas Roadhouse, Inc.-Class A (a)	314,000	3,705,200

		18,606,929

Internet & Catalog Retail—1.1%
NetFlix, Inc. (a)	107,000	3,421,860

Media—2.4%
Morningstar, Inc. (a)	66,800	3,873,064
National CineMedia, Inc.	184,600	3,536,936

		7,410,000

Specialty Retail—3.4%
Citi Trends, Inc. (a)	173,720	3,672,441
Dick's Sporting Goods, Inc. (a)	128,300	3,669,380
J Crew Group, Inc. (a)	66,900	3,177,750

		10,519,571

Textiles Apparel & Luxury Goods—1.0%
Lululemon Athletica, Inc. (a)	103,800	3,214,686

		64,015,471

Health Care—18.8%
Biotechnology—4.0%
Acorda Therapeutics, Inc. (a)	40,800	858,840
Alexion Pharmaceuticals, Inc. (a)	59,300	4,173,534
Allos Therapeutics, Inc. (a)	172,200	971,208
Cougar Biotechnology, Inc. (a)	54,700	1,103,846
Genomic Health, Inc. (a)	110,700	2,382,264
OSI Pharmaceuticals, Inc. (a)	51,700	1,791,405
Pharmasset, Inc. (a)	30,700	475,850
Savient Pharmaceuticals, Inc. (a)	43,400	947,856

		12,704,803

Health Care Equipment & Supplies—8.0%
Abaxis, Inc. (a)	122,830	3,129,708
ArthroCare Corp. (a)	84,600	3,812,076

Hansen Medical, Inc. (a)	207,730	3,624,889
Insulet Corp. (a)	131,900	2,415,089
Masimo Corp. (a)	89,400	2,606,010
Meridian Bioscience, Inc.	116,200	3,129,266
NuVasive, Inc. (a)	108,100	4,124,015
TomoTherapy, Inc. (a)	220,200	2,149,152

		24,990,205

Health Care Providers & Services—1.8%
HealthExtras, Inc. (a)	121,800	3,437,196
LHC Group, Inc. (a)	143,200	2,233,920

		5,671,116

Health Care Technology—1.9%
MedAssets, Inc. (a)	103,800	1,558,038
Trizetto Group (a)	203,900	4,292,095

		5,850,133

Life Sciences Tools & Services—2.4%
AMAG Pharmaceuticals, Inc. (a)	73,000	2,995,190
Icon PLC SP (ADR) (a)	61,400	4,420,800

		7,415,990

Pharmaceuticals—0.7%
Alexza Pharmaceuticals, Inc. (a)	131,300	870,519
Jazz Pharmaceuticals, Inc. (a)	49,600	446,896
XenoPort, Inc. (a)	20,900	894,102

		2,211,517

		58,843,764

Industrials—18.2%
Aerospace & Defense—1.7%
Hexcel Corp. (a)	235,100	5,261,538

Commercial Services & Supplies—2.9%
Duff & Phelps Corp.-Class A (a)	54,100	977,587
FTI Consulting, Inc. (a)	68,800	4,403,200
Stericycle, Inc. (a)	67,660	3,611,691

		8,992,478

Construction & Engineering—0.9%
Granite Construction, Inc.	78,400	2,689,120

Electrical Equipment—2.3%
Baldor Electric Co.	147,100	4,766,040
EnerSys (a)	105,900	2,478,060

		7,244,100

Machinery—8.0%
Actuant Corp.-Class A	55,800	1,889,946
Astec Industries, Inc. (a)	85,100	3,118,915
Bucyrus International, Inc.-Class A	21,500	2,707,495
Chart Industries, Inc. (a)	98,000	3,982,720
IDEX Corp.	142,450	5,226,490
Kaydon Corp.	62,800	3,288,836
RBC Bearings, Inc. (a)	121,900	4,872,343

		25,086,745

Marine—1.4%
Kirby Corp. (a)	82,500	4,524,300

Trading Companies & Distributors—1.0%
MSC Industrial Direct Co.-Class A	63,400	3,091,384

		56,889,665

Energy—10.6%
Energy Equipment & Services—6.8%
Complete Production Services, Inc. (a)	182,600	4,932,026
Core Laboratories (a)	26,930	3,373,790
Dril-Quip, Inc. (a)	70,200	4,012,632
T-3 Energy Services, Inc.-Class 3 (a)	49,300	2,603,040
Tesco Corp. (a)	114,500	3,179,665
W-H Energy Services, Inc.-Class H (a)	42,600	3,292,554

		21,393,707

Oil, Gas & Consumable Fuels—3.8%
Bill Barrett Corp. (a)	72,500	3,728,675
BPZ Resources, Inc. (a)	46,900	913,612
Carrizo Oil & Gas, Inc. (a)	38,600	2,450,714
EXCO Resources, Inc. (a)	92,600	2,066,832
Penn Virginia Corp.	48,800	2,562,000

		11,721,833

		33,115,540

Financials—4.4%
Capital Markets—4.4%
Affiliated Managers Group, Inc. (a)	34,100	3,387,494
Greenhill & Co., Inc.	59,700	3,883,485
MF Global Ltd. (a)	196,400	2,586,588
optionsXpress Holdings, Inc.	118,120	2,536,037
Stifel Financial Corp. (a)	31,200	1,474,824

		13,868,428

Materials—0.5%
Chemicals—0.5%
Calgon Carbon Corp. (a)	106,000	1,510,500

Telecommunication Services—0.2%
Diversified Telecommunication Services—0.2%
Cbeyond, Inc. (a)	28,910	570,683

Total Common Stocks (cost $270,981,473)		306,612,044

SHORT-TERM INVESTMENTS—2.5%
Investment Companies—2.5%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (b) (cost $7,701,132)	7,701,132	7,701,132

Total Investments—100.6%

(cost $278,682,605)	314,313,176
Other assets less liabilities—(0.6)%	(1,809,075)

Net Assets—100.0%	$312,504,101

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR — American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	June 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	June 23, 2008

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